CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICITS)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class A ordinary shares USD ($) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Ordinary shares shares	Angel shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated other comprehensive (loss)/income USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated deficits CNY (¥)	Accumulated deficits USD ($)	Total Company's ordinary shareholders' (deficits)/equity CNY (¥)	Total Company's ordinary shareholders' (deficits)/equity USD ($)	Non-controlling interests CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2018					¥ 1,256,188	¥ 65,000		¥ (2,076)				¥ (3,246,705)		¥ (1,927,593)			¥ (1,927,593)
Beginning balance (in shares) at Dec. 31, 2018 | shares				750,000	1,428,750
Net (loss)/income												(3,158,433)		(3,158,433)		¥ (2,074)	(3,160,507)
Foreign currency translation difference								79,433						79,433			79,433
Issuance of shares	¥ 5					4,508,503								4,508,508			4,508,508
Issuance of shares (in shares) | shares	327,129,412	327,129,412
Accretion to redemption value of convertible redeemable preferred shares						(94,000)						(458,036)		(552,036)			(552,036)
Deemed distribution to a certain holder of Series B convertible redeemable preferred shares						(2,127)								(2,127)			(2,127)
Conversion from Angel Shares to Class B ordinary shares			¥ 9		¥ (1,256,188)	1,256,179
Conversion from Angel Shares to Class B ordinary shares (in shares) | shares			1,428,750		(1,428,750)
Conversion from Ordinary Shares and Preferred Shares to Class A and Class B ordinary shares			¥ 7			5,960,080								5,960,087			5,960,087
Conversion from Ordinary Shares and Preferred Shares to Class A and Class B ordinary shares (in shares) | shares	15,211	15,211	1,747,022	(750,000)
1-to-500 share split (in shares) | shares	7,590,289	7,590,289	1,584,710,228
Conversion from Class B ordinary shares to Class A ordinary shares	¥ 3		¥ (3)
Conversion from Class B ordinary shares to Class A ordinary shares (in shares) | shares	310,198,928	310,198,928	(310,198,928)
Issuance of Class A ordinary shares for 2019 share option plan (in shares) | shares	19,753,888	19,753,888
Share based compensation						152,285								152,285			152,285
Appropriation to statutory reserves										¥ 421		(421)
Contribution from non-controlling shareholder in a subsidiary																84,477	84,477
Ending balance at Dec. 31, 2019	¥ 8		¥ 13			11,845,920		77,357		421		(6,863,595)		5,060,124		82,403	5,142,527
Ending balance (in shares) at Dec. 31, 2019 | shares	664,687,728	664,687,728	1,277,687,072
Net (loss)/income												(5,589,105)		(5,589,105)		(13,885)	(5,602,990)
Foreign currency translation difference						(190)		286,697						286,507			286,507
Issuance of shares	¥ 1					2,876,810								2,876,811			2,876,811
Issuance of shares (in shares) | shares	82,800,000	82,800,000
Conversion from Class B ordinary shares to Class A ordinary shares	¥ 11		¥ (11)
Conversion from Class B ordinary shares to Class A ordinary shares (in shares) | shares	1,132,908,520	1,132,908,520	(1,132,908,520)
Surrender of Class A ordinary shares (in shares) | shares	(4)	(4)
Share based compensation						22,029								22,029			22,029
Appropriation to statutory reserves										182		(182)
Ending balance at Dec. 31, 2020	¥ 20		¥ 2			14,744,569		364,054		603		(12,452,882)		2,656,366		68,518	2,724,884
Ending balance (in shares) at Dec. 31, 2020 | shares	1,880,396,244	1,880,396,244	144,778,552
Net (loss)/income												686,270		686,270		108	686,378	$ 107,708
Foreign currency translation difference								(4,923)						(4,923)			(4,923)
Issuance of shares	¥ 1					(1)
Issuance of shares (in shares) | shares	70,061,136	70,061,136
Share based compensation						302,734								302,734			302,734
Purchase of non-controlling interest in a subsidiary						(9,310)								(9,310)		¥ (68,626)	(77,936)
Appropriation to statutory reserves										2,014		(2,014)
Ending balance at Dec. 31, 2021	¥ 21	$ 3	¥ 2			¥ 15,037,992	$ 2,359,789	¥ 359,131	$ 56,355	¥ 2,617	$ 411	¥ (11,768,626)	$ (1,846,754)	¥ 3,631,137	$ 569,804		¥ 3,631,137	$ 569,804
Ending balance (in shares) at Dec. 31, 2021 | shares	1,950,457,380	1,950,457,380	144,778,552